S000079170 [Member] Investment Strategy - iShares Future Metaverse Tech and Communications ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Board of the Trust approved the closure and liquidation of the Fund. After market close on August 12, 2026, the Fund will cease the creation and redemption of Creation Units (as defined herein). Trading in the Fund will be halted prior to market open on August 13, 2026. Proceeds of the liquidation are scheduled to be sent to Fund shareholders on or around August 17, 2026 (the “Liquidation Date”).
While the Fund is in the process of liquidating its portfolio, which is anticipated to commence prior to August 12, 2026, the Fund will hold cash and securities that will not be consistent with its investment objective and strategies and is likely to incur higher tracking error than is typical for the Fund. Furthermore, the Trust cannot assure that there will be a trading market for Fund shares between market close on August 12, 2026 and the Liquidation Date because Fund shares will not be traded on NYSE Arca, Inc. (“NYSE Arca”) during that period.
Shareholders may sell their holdings of the Fund on NYSE Arca until market close on August 12, 2026 and may incur the usual and customary brokerage commissions associated with the sale of Fund shares. As of the Liquidation Date, shares of the Fund will be individually redeemed. If you hold Fund shares on the Liquidation Date, the Fund will automatically redeem your shares for cash based on the net asset value of the Fund as of the close of business on August 12, 2026, which will include any dividends or distributions calculated as of that date.
Prior to the Liquidation Date, the Fund seeks to track the investment results of the Morningstar© Global Metaverse & Virtual Interaction Select IndexSM (the “Underlying Index”), which measures the performance of equity securities issued by U.S. and non-U.S. companies that enable the “metaverse” and virtual interactions, as determined by Morningstar or its affiliates (“Morningstar” or the “Index Provider”). The Index Provider defines “metaverse” as a three-dimensional immersive digital world.
Morningstar evaluates companies based on five-year net profit and revenue projections as a producer or supplier with respect to six themes:
• Metaverse Platforms: Technologies that facilitate virtual interactions across a high volume of users, combining elements of 3D rendering and simulation software, wearable technology, immersive gaming, enhanced social media, and digital assets and payments.
• Wearable Technology and VR/AR: Virtual reality (“VR”) is the use of computer technology to create the effect of an interactive three-dimensional world in which the objects have a sense of spatial presence. Augmented reality (“AR”) is an enhanced version of reality created by the use of technology to overlay digital information on an image of something being viewed through a device.
• Enhanced Social Media: Interactive digital channels, enhanced by the use of VR and AR platforms, that allow users to create and share content.
• Immersive Gaming: All-encompassing online games that many players can play simultaneously and the associated tools and hardware that facilitate their development.
• 3D Rendering and Simulation Software: Software and tools leveraged by businesses, consumers, and brands to build and develop content for VR and AR platforms.
• Digital Assets and Payments: A digital asset is a collection of binary data which is self-contained, uniquely identifiable, and has a value, such as non-fungible tokens and cryptocurrencies. Digital payments are transfers of value from one payment account to another by use of a digital device, with no exchange of cash. This theme targets companies that facilitate the use of payment solutions or digital assets in the metaverse or enhanced shared virtual spaces.
The Fund does not invest in cryptocurrencies or other digital assets directly or indirectly through the use of derivatives on such assets.
To construct the Underlying Index, the Index Provider begins with the Morningstar Global Markets ex-India Index and excludes companies with an average three-month trailing daily trading volume of less than $2 million or a free float market capitalization of less than $300 million. Current index constituents are ineligible if they have average three-month daily trading volume of less than $1.5 million or a free-float market capitalization less than $200 million at rebalance.
To be eligible for inclusion, a company must be classified by the Index Provider as either a producer of goods or services related to a theme or a supplier of such producers. In addition, the issuer must have current exposure from at least one theme and, as determined by Morningstar, must be highly likely to experience at least a 5% increase in net profit over the next five years from exposure to that theme.
Morningstar research analysts estimate the percentage of total revenue that a company will derive over the next five years from its exposure to each theme of the Underlying Index. In making these projections, the research analysts may take into account, among other things, financial statements, historical growth rates, competitive and industry analyses, macroeconomic factors, and news and other data sources. Based on the analysts’ revenue projections, each company is assigned an “exposure score” for each theme as follows:

• Score of 0: Less than 10% of the issuer’s total revenue

• Score of 1: 10-25% of the issuer’s total revenue
• Score of 2: 25-50% of the issuer’s total revenue
• Score of 3: Greater than 50% of the total revenue of an issuer that is a supplier
• Score of 4: Greater than 50% of the total revenue of an issuer that is a producer
A Morningstar committee reviews the assigned scores to help ensure internal consistency.
If a company has an exposure score of zero for each theme, it is excluded from the Underlying Index. The remaining potential constituents are designated as Tier 1 or Tier 2. Tier 1 issuers are those with an aggregate score (the sum of all exposure scores) of 3 or more and at least an aggregate, non-overlapping revenue exposure of 25% across all themes relative to company-wide revenue. Tier 2 issuers are those with an aggregate score of less than 3. Morningstar ranks Tier 2 issuers with preference given to higher aggregate score, number of themes with higher scores, current index constituents, and smaller market capitalization.
All Tier 1 constituents are selected for the Underlying Index. However, if there are fewer than 50 Tier 1 constituents, the shortfall is filled with Tier 2 constituents, and the Underlying Index is capped at 50 constituents.
Constituents are float-adjusted market capitalization-weighted with a minimum 80% weight, in aggregate, allocated to Tier 1 constituents. Individual Tier 1 constituents have a 6% cap, while individual Tier 2 constituents have a 3% cap. Constituents with an aggregate score of 1, or an aggregate score of 2 of which one point comes from Metaverse Platforms, are constrained to 10% of the Underlying Index. Of the 10% weight, at most only 5% can be in sectors outside of technology or communications. At each rebalance, issuers with weights over 4.5% shall not in aggregate exceed 45% of the Underlying Index. In case there is no feasible solution for capping, the Index Provider will loosen constraints until a solution can be found, such as reducing the minimum weight of Tier 1 constituents in 1% increments until that capping is feasible.
The Underlying Index is reconstituted each December and rebalanced quarterly. The themes are reviewed annually by the Index Provider and are subject to change as they evolve, and new themes emerge.
The Underlying Index may include large-, mid- and small-capitalization companies and may change over time. As of March 31, 2026, a significant portion of the Underlying Index was represented by securities of companies in the communications, financials and technology industries or sectors. As of March 31, 2026, the Underlying Index included 41 constituents from the following countries or regions: China, France, Japan, South Korea, the Netherlands and the U.S.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Morningstar, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.